Derivative Financial Instruments - Gain or loss recognized in the statement of operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Forge Nano, Inc.
Derivative Financial Instruments
Change in fair market value	$ 206	$ (536)	$ 536	$ 366